Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Feb. 29, 2016	Mar. 31, 2016	Apr. 30, 2016	May 31, 2016	Jun. 30, 2016	Jul. 31, 2016	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2025	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2017	May 31, 2017	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000085712
Account Value [Line Items]
Line Graph and Table Measure Name													Advisor Class
Accumulated Value	$ 10,000	$ 9,547	$ 9,476	$ 10,071	$ 10,228	$ 10,305	$ 10,163	$ 10,555	$ 10,587	$ 10,652	$ 10,431	$ 10,519		$ 10,774	$ 11,043	$ 11,326	$ 11,519	$ 11,710	$ 11,995	$ 12,045	$ 12,333	$ 12,347	$ 12,612	$ 12,862	$ 13,098	$ 13,251	$ 13,974	$ 13,349	$ 13,087	$ 13,198	$ 13,240	$ 13,161	$ 13,593	$ 13,677	$ 13,781	$ 12,718	$ 12,816	$ 11,828	$ 12,755	$ 13,108	$ 13,319	$ 13,808	$ 13,015	$ 13,868	$ 13,851	$ 13,597	$ 13,915	$ 14,307	$ 14,647	$ 15,084	$ 14,896	$ 13,681	$ 11,611	$ 12,813	$ 13,552	$ 13,982	$ 14,539	$ 15,461	$ 14,981	$ 14,480	$ 16,329	$ 17,050	$ 16,896	$ 17,320	$ 17,939	$ 18,672	$ 19,076	$ 19,192	$ 19,491	$ 19,917	$ 19,109	$ 20,026	$ 19,493	$ 20,346	$ 19,365	$ 18,682	$ 19,011	$ 17,452	$ 17,623	$ 16,006	$ 17,239	$ 16,286	$ 14,672	$ 15,684	$ 17,201	$ 16,524	$ 17,910	$ 17,344	$ 17,926	$ 18,324	$ 17,954	$ 18,979	$ 19,576	$ 19,007	$ 18,182	$ 17,693	$ 19,275	$ 20,298	$ 20,414	$ 21,287	$ 22,011	$ 21,154	$ 22,248	$ 22,395	$ 22,813	$ 23,470	$ 23,815	$ 23,060	$ 23,725	$ 23,012	$ 23,899	$ 24,113	$ 23,403	$ 23,651	$ 24,982	$ 25,969	$ 25,969	$ 26,852	$ 27,605	$ 28,114	$ 28,241	$ 28,592
C000085710
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	10,000	9,563	9,484	10,082	10,229	10,317	10,179	10,568	10,600	10,672	10,452	10,551		10,799	11,080	11,373	11,557	11,759	12,043	12,100	12,400	12,400	12,671	12,933	13,168	13,334	14,053	13,431	13,177	13,287	13,329	13,258	13,689	13,772	13,884	12,812	12,923	11,920	12,858	13,226	13,441	13,927	13,139	14,012	13,978	13,725	14,068	14,457	14,796	15,242	15,054	13,845	11,757	12,972	13,708	14,144	14,717	15,654	15,166	14,667	16,546	17,295	17,122	17,544	18,188	18,937	19,360	19,466	19,785	20,209	19,395	20,351	19,799	20,670	19,671	18,992	19,327	17,731	17,923	16,280	17,530	16,585	14,939	15,970	17,503	16,843	18,246	17,685	18,241	18,665	18,326	19,343	19,964	19,399	18,547	18,061	19,690	20,720	20,865	21,731	22,491	21,639	22,726	22,916	23,332	23,985	24,342	23,591	24,282	23,530	24,474	24,687	23,961	24,238	25,593	26,622	26,622	27,532	28,330	28,836	28,962	29,332
PIMCO INDEX: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index
Accumulated Value	10,000	9,402	9,332	9,965	10,123	10,180	10,066	10,491	10,499	10,555	10,351	10,500		10,751	11,011	11,316	11,437	11,606	11,851	11,897	12,182	12,199	12,473	12,708	12,984	13,159	13,854	13,280	12,991	13,140	13,222	13,216	13,629	13,797	13,874	12,856	13,002	12,013	12,948	13,337	13,512	13,991	13,184	14,053	14,122	13,833	14,128	14,487	14,891	15,337	15,244	13,955	12,108	13,431	14,080	14,452	15,144	16,156	15,598	15,120	17,053	17,776	17,599	18,050	18,651	19,519	19,800	20,095	20,455	20,964	20,094	21,232	20,767	21,654	20,508	19,990	20,538	18,832	18,846	17,214	18,581	17,804	16,149	17,308	18,512	17,726	18,980	18,524	19,096	19,431	19,237	20,400	21,085	20,582	19,694	19,123	20,915	21,942	22,205	23,147	23,891	23,003	24,030	24,519	24,952	25,611	26,080	25,563	26,736	26,039	26,958	26,764	25,572	25,800	27,327	28,506	28,873	29,626	30,578	31,191	31,279	31,532
PIMCO INDEX: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index
Accumulated Value	10,000	9,402	9,332	9,965	10,123	10,180	10,066	10,491	10,499	10,555	10,351	10,500		10,751	11,011	11,316	11,437	11,606	11,851	11,897	12,182	12,199	12,473	12,708	12,984	13,159	13,854	13,280	12,991	13,140	13,222	13,216	13,629	13,797	13,874	12,856	13,002	12,013	12,948	13,337	13,512	13,991	13,184	14,053	14,122	13,833	14,128	14,487	14,891	15,337	15,244	13,955	12,108	13,431	14,080	14,452	15,144	16,156	15,598	15,120	17,053	17,776	17,599	18,050	18,651	19,519	19,800	20,095	20,455	20,964	20,094	21,232	20,767	21,654	20,508	19,990	20,538	18,832	18,846	17,214	18,581	17,804	16,149	17,308	18,512	17,726	18,980	18,524	19,096	19,431	19,237	20,400	21,085	20,582	19,694	19,123	20,915	21,942	22,205	23,147	23,891	23,003	24,030	24,519	24,952	25,611	26,080	25,563	26,736	26,039	26,958	26,764	25,572	25,800	27,327	28,506	28,873	29,626	30,578	31,191	31,279	31,532
PIMCO INDEX: 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index
Accumulated Value	10,000	9,390	9,298	9,916	10,079	10,123	9,967	10,403	10,414	10,479	10,276	10,364		10,644	10,899	11,193	11,354	11,557	11,850	11,876	12,170	12,186	12,463	12,703	12,965	13,141	13,847	13,279	12,991	13,164	13,175	13,135	13,541	13,631	13,728	12,713	12,834	11,944	12,815	13,184	13,353	13,811	13,041	13,887	13,899	13,609	13,931	14,332	14,673	15,133	14,972	13,679	11,921	13,071	13,666	14,035	14,594	15,494	14,998	14,499	16,417	17,114	16,936	17,360	17,940	18,688	19,058	19,173	19,473	19,941	19,188	20,096	19,559	20,498	19,472	19,009	19,423	17,947	18,031	16,450	17,619	16,841	15,278	16,307	17,681	17,179	18,414	17,997	18,551	18,957	18,597	19,635	20,268	19,719	18,912	18,330	20,017	21,004	21,240	22,002	22,718	21,963	22,933	23,159	23,640	24,311	24,683	23,900	24,533	23,962	24,925	25,004	24,249	24,723	26,066	27,016	27,130	27,983	28,761	29,267	29,394	29,844
PIMCO INDEX: 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index
Accumulated Value	$ 10,000	$ 9,390	$ 9,298	$ 9,916	$ 10,079	$ 10,123	$ 9,967	$ 10,403	$ 10,414	$ 10,479	$ 10,276	$ 10,364		$ 10,644	$ 10,899	$ 11,193	$ 11,354	$ 11,557	$ 11,850	$ 11,876	$ 12,170	$ 12,186	$ 12,463	$ 12,703	$ 12,965	$ 13,141	$ 13,847	$ 13,279	$ 12,991	$ 13,164	$ 13,175	$ 13,135	$ 13,541	$ 13,631	$ 13,728	$ 12,713	$ 12,834	$ 11,944	$ 12,815	$ 13,184	$ 13,353	$ 13,811	$ 13,041	$ 13,887	$ 13,899	$ 13,609	$ 13,931	$ 14,332	$ 14,673	$ 15,133	$ 14,972	$ 13,679	$ 11,921	$ 13,071	$ 13,666	$ 14,035	$ 14,594	$ 15,494	$ 14,998	$ 14,499	$ 16,417	$ 17,114	$ 16,936	$ 17,360	$ 17,940	$ 18,688	$ 19,058	$ 19,173	$ 19,473	$ 19,941	$ 19,188	$ 20,096	$ 19,559	$ 20,498	$ 19,472	$ 19,009	$ 19,423	$ 17,947	$ 18,031	$ 16,450	$ 17,619	$ 16,841	$ 15,278	$ 16,307	$ 17,681	$ 17,179	$ 18,414	$ 17,997	$ 18,551	$ 18,957	$ 18,597	$ 19,635	$ 20,268	$ 19,719	$ 18,912	$ 18,330	$ 20,017	$ 21,004	$ 21,240	$ 22,002	$ 22,718	$ 21,963	$ 22,933	$ 23,159	$ 23,640	$ 24,311	$ 24,683	$ 23,900	$ 24,533	$ 23,962	$ 24,925	$ 25,004	$ 24,249	$ 24,723	$ 26,066	$ 27,016	$ 27,130	$ 27,983	$ 28,761	$ 29,267	$ 29,394	$ 29,844